NATURE OF BUSINESS (Details) - USD ($)		1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 14, 2022	Dec. 31, 2022	Dec. 14, 2022	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Consideration in common stock	$ 51,362,187			$ 15,838,073
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents	319,987		319,987
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables	177,519		177,519
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Prepaid Expense and Other Assets	154,075		154,075
Oil and natural gas properties	77,645,689		77,645,689
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Other	119,364		119,364
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accounts Payable	(5,310,456)		(5,310,456)
Notes payable	(20,000,000)		(20,000,000)
Accrued interest	(1,498,217)		(1,498,217)
Asset retirement obligation	(245,774)		(245,774)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net	$ 51,362,187		$ 51,362,187